Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investment Securities [Abstract]
Schedule Of Investment Securities

	December 31,	December 31,
	2013	2012
Debt securities available-for-sale	$ 1,487.8	$ 767.6
Equity securities available-for-sale	13.7	14.3
Debt securities held-to-maturity (1)	1,042.3	188.4
Non-marketable equity investments(2)	86.9	95.2
Total investment securities	$ 2,630.7	$ 1,065.5

(1)Recorded at amortized cost less impairment on securities that have credit-related impairment.

(2) Non-marketable equity investments include $23.6 million and $27.6 million in limited partnerships at December 31, 2013 and 2012, respectively, accounted for under the equity method. The remaining investments are carried at cost and include qualified Community Reinvestment Act (CRA) investments, equity fund holdings and shares issued by customers during loan work out situations or as part of an original loan investment.

Schedule Of Interest And Dividends On Investments

Interest and Dividend Income (dollars in millions)

	Year Ended December 31,
	2013	2012	2011
Interest income - interest bearing deposits	$ 16.6	$ 21.7	$ 24.1
Interest income - investments	8.9	7.8	9.3
Dividends - investments	3.4	2.7	1.3
Total interest and dividends	$ 28.9	$ 32.2	$ 34.7

Amortized Cost And Fair Value Of Securities Available-For-Sale

Securities AFS - Amortized Cost and Fair Value (dollars in millions)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2013	Cost	Gains	Losses	Value
Debt securities AFS
U.S. Treasury Securities	$ 649.1	$ -	$ -	$ 649.1
U.S. government agency obligations	711.9	-	-	711.9
Supranational and foreign government securities	126.8	-	-	126.8
Total debt securities AFS	1,487.8	-	-	1,487.8
Equity securities AFS	13.5	0.4	(0.2)	13.7
Total securities AFS	$ 1,501.3	$ 0.4	$ (0.2)	$ 1,501.5
December 31, 2012
Debt securities AFS
U.S. Treasury Securities	$ 750.3	$ -	$ -	$ 750.3
Brazilian Government Treasuries	17.3	-	-	17.3
Total debt securities AFS	767.6	-	-	767.6
Equity securities AFS	13.1	1.2	-	14.3
Total securities AFS	$ 780.7	$ 1.2	$ -	$ 781.9

Carrying Value And Fair Value Of Securities Held-To-Maturity

Debt Securities HTM - Carrying Value and Fair Value (dollars in millions)

		Gross	Gross
	Carrying	Unrecognized	Unrecognized	Fair
	Value	Gains	Losses	Value
December 31, 2013
U.S. government agency obligations	$ 735.5	$ 0.1	$ -	$ 735.6
Mortgage-backed securities - U.S. government owned and sponsored agencies	96.3	1.7	(5.8)	92.2
State and municipal	57.4	-	(6.5)	50.9
Foreign government	38.3	-	-	38.3
Corporate - Foreign	114.8	9.0	-	123.8
Total debt securities held-to-maturity	$ 1,042.3	$ 10.8	$ (12.3)	$ 1,040.8
December 31, 2012
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$ 96.5	$ 3.1	$ (0.3)	$ 99.3
State and municipal	13.1	-	-	13.1
Foreign government	28.4	-	-	28.4
Corporate - Foreign	50.4	8.2	-	58.6
Total debt securities held-to-maturity	$ 188.4	$ 11.3	$ (0.3)	$ 199.4

Amortized Cost And Fair Value Of Debt Securities Held-To-Maturity By Contractual Maturity Dates

Securities Held To Maturity - Amortized Cost and Fair Value Maturities (dollars in millions)

	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
	Cost	Value	Cost	Value
U.S. government agency obligations
Total - Due within 1 year	$ 735.5	$ 735.6	$ -	$ -
Mortgage-backed securities - U.S. government owned and sponsored agencies
Total - Due after 10 years (1)	96.3	92.2	96.5	99.3
State and municipal
Due within 1 year	0.7	0.7	-	-
Due after 1 but within 5 years	4.4	4.4	4.9	4.9
Due after 5 but within 10 years	0.7	0.7	1.4	1.4
Due after 10 years (1)	51.6	45.1	6.8	6.8
Total	57.4	50.9	13.1	13.1
Foreign government
Due within 1 year	29.8	29.8	25.5	25.4
Due after 1 but within 5 years	8.5	8.5	2.9	3.0
Total	38.3	38.3	28.4	28.4
Corporate - Foreign
Due within 1 year	0.8	0.8	-	-
Due after 1 but within 5 years	48.6	56.1	-	-
Due after 5 but within 10 years	65.4	66.9	50.4	58.6
Total	114.8	123.8	50.4	58.6
Total debt securities held-to-maturity	$ 1,042.3	$ 1,040.8	$ 188.4	$ 199.4

 (1)Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.